UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  June 30, 1999


Check here if Amendment  [ X   ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					      [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Becker VanEtten, Inc.
Address:		One So. Wacker Drive
			Suite 2740
			Chicago, IL  60606


13F File Number:  028-05300


The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.









Person Signing this Report of Behalf of Reporting Manager:

Name:		Richard J. VanEtten
Title:		Co-Chairman
Phone:		312-368-1865
Signature, Place, and Date of Signing:


Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

I am signing this report as required by the Securities Exchange
Act of 1934.


FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:      63

Form 13F Information Table Value Total:  $ 83,211


List of Other Included Managers:				None






FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTH
		NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

	 AAR CORP	  COM	 000361105	  1275	 56200	SH		SOLE	          56200
	 	ADC TELECOMM.	COM	000886101	934	20500	SH		SOLE		20500
		 ALLIANT TECHSYS	COM	018804104	1328	15350	SH		SOLE		15350
	 AMSOUTH	COM	032165102	813	35075	SH		SOLE		35075
	 AMERISOURCE	COM	03071P102	1094	42900	SH		SOLE		42900
	 AMER BANKERS	COM	024456105	1448	26600	SH		SOLE		26600
		 AMER POWER CONV	COM	029066107	1912	95000	SH		SOLE		95000
	 ANDREW CORP	COM	034425108	1943	102600	SH		SOLE		102600
	 APPLIED POWER	COM	038225108	401	14700	SH		SOLE		14700
	 APTARGROUP	COM	038336103	1446	48200	SH		SOLE		48200
	 BJS WHOLESALE	COM	05548J106	2438	81100	SH		SOLE		81100
	 BAUSCH & LOMB	COM	071707103	1595	20850	SH		SOLE		20850
		 BELL & HOWELL	COM	077852101	681	18000	SH		SOLE		18000
		 BOISE CASCADE	COM	097383103	1732	40400	SH		SOLE		40400
		CSG SYSTEMS	COM	126349109	715	27300	SH		SOLE		27300
	 CADENCE DESIGN	COM	127387108	763	60450	SH		SOLE		60450

	 COLUMN TOTAL			20518


















FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTH
		NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

 	CANANDAIGUA BR	COM	137219200	1238	23600	SH		SOLE		23600
		CINCINNATI BELL	COM	171870108	1920	77000	SH		SOLE		77000
		CITIZEN UTILITIES	COM	177342201	1491	134000	SH		SOLE		134000
 	COASTAL CORP	COM	190441105	1916	47600	SH		SOLE		47600
	COMCAST	COM	200300200	1230	32000	SH		SOLE		32000
 	COMVERSE TECH	COM	205862402	1380	18275	SH		SOLE		18275
		DII GROUP	COM	232949107	776	20800	SH		SOLE		20800
	DIAL CORP	COM	25247D101	1848	49700	SH		SOLE		49700
		DURA AUTOMOTIVE	COM	265903104	1383	41600	SH		SOLE		41600
	EVEREST REIN	COM	299808105	948	29050	SH		SOLE		29050
		FERRO CORP	COM	315405100	1510	54900	SH		SOLE		54900
	FIRST TENN NATL	COM	337162101	701	18300	SH		SOLE		18300
	FREMONT GENL	COM	357288109	1121	59400	SH		SOLE		59400
	GATX CORP	COM	361448103	1212	31850	SH		SOLE		31850
		HARRIS CORP	COM	413875105	2053	52400	SH		SOLE		52400
	HELLER FINL	COM	423328103	1371	49300	SH		SOLE		49300
	INGERSOLL-RAND	COM	456866102	1189	18400	SH		SOLE		18400
		JACK HENRY	COM	426281101	1641	41800	SH		SOLE		41800

	C	OLUMN TOTALS			24928



















FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTH
		NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

	 	KEYSPAN ENERGY	COM	49337K106	975	36950	SH		SOLE		36950
	 LEGGETT & PLATT	COM	524660107	1983	71300	SH		SOLE		71300
	 LEXMARK	COM	529771107	773	11800	SH		SOLE		11800
		MA HANNA	COM	410522106	671	40800	SH		SOLE		40800
	 MALLINCKRODT	COM	561232109	1468	40350	SH		SOLE		40350
	 MARSHALL ILSLEY	COM	571834100	1761	27350	SH		SOLE		27350
  	 MEAD CORP	COM	582834107	1887	45200	SH		SOLE		45200
		MILACRON	COM	598709103	549	29700	SH		SOLE		29700
	 MOLEX	COM	608554101	1439	38900	SH		SOLE		38900
	 NCR CORP	COM	62886E108	1191	24400	SH		SOLE		24400
		 OAK INDUSTRIES	COM	671400505	1005	22900	SH		SOLE		22900
	 PATTERSON DENT	COM	703412106	1571	45200	SH		SOLE		45200
		 RH DONNELLEY	COM	74955W307	1461	74700	SH		SOLE		74700
	 RAYTHEON CL A	COM	755111309	1446	21000	SH		SOLE		21000
		 REPUBLIC SERVICES	COM	760759100	1886	76200	SH		SOLE		76200
	 RICHFOOD HLDG	COM	763408101	1057	59950	SH		SOLE		59950
	 ROBT MONDAVI	COM	609200100	1273	35000	SH		SOLE		35000

	 COLUMN TOTALS			22395




















FORM 13F INFORMATION TABLE
			TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTH
		NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MGRS	SOLE	SHARED	NONE

		 SENSORMATIC ELEC	COM	817265101	1410	101200	SH		SOLE		101200
	 SOLECTRON	COM	834182107	980	14700	SH		SOLE		14700
	 SYBRON INTL	COM	87114F106	1690	61300	SH		SOLE		61300
	 	SYKES ENTER	COM	871237103	1011	30300	SH		SOLE		30300
	 SYMBOL TECH	COM	871508107	1305	35400	SH		SOLE		35400
		TCA CABLE	COM	872241104	722	13000	SH		SOLE		13000
		 THOMAS & BETTS	COM	884315102	931	19700	SH		SOLE		19700
	 USX-MARATHON	COM	902905827	1863	57200	SH		SOLE		57200
	 VIAD CORP	COM	92552R109	1893	61200	SH		SOLE		61200
	 WATSCO	COM	942622200	757	46250	SH		SOLE		46250
	 WATSON PHAR	COM	942683103	1192	34000	SH		SOLE		34000
	 WORLD COLOR	COM	981443104	1614	58700	SH		SOLE		58700

	 COLUMN TOTALS			15369

	 TOTAL ALL PAGES			83211